(Loss) Income Per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
(LOSS) INCOME PER SHARE
12	(LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted (loss) income per common share for the years ended June 30, 2022, 2021 and 2020, respectively:

	For the Years Ended June 30,
	2022	2021	2020
Net loss	$(25,823,675)	$(8,043,113)	$(2,122,427)
Net loss from continuing operations	$(13,347,104)	$(8,226,323)	$(2,090,126)
Net (loss) income from discontinued operations	$(12,476,571)	$183,210	$(32,301)

Weighted Average Shares Outstanding-Basic and Diluted	79,385,028	10,151,051	3,322,733

Loss per share- basic and diluted	$(0.33)	$(0.79)	$(0.64)
Net loss per share from continuing operations – basic and diluted	$(0.17)	$(0.81)	$(0.63)
Net (loss) income per share from discontinued operations – basic and diluted	$(0.16)	$0.02	$(0.01)

Basic (loss) income per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted (loss) per income share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended June 30, 2022, 2021, and 2020. The number of warrants is excluded from the computation as the anti-dilutive effect.